Document and Entity Information - USD ($)	3 Months Ended
	Oct. 31, 2016	Dec. 15, 2016	Jan. 31, 2016
Entity Registrant Name	Ameri Metro, Inc. (formerly Yellowwood)
Document Type	S-1
Document Period End Date	Oct. 31, 2016
Amendment Flag	true
Amendment Description	1
Entity Central Index Key	0001534155
Current Fiscal Year End Date	--07-31
Entity Common Stock, Shares Outstanding		1,600,000
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Entity Public Float			$ 0
Trading Symbol	amgi